Fair value of financial instruments (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
Disclosure of detailed information about financial instruments [line items]
Fair value of assets representing continuing involvement in derecognised financial assets	[1]	£ 0.0	£ 94.0
Deposits at amortised cost		£ 394,838.0	398,701.0	[2]	£ 390,744.0
Brokered certificates of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement		Structured and brokered certificates of deposit issued by Barclays Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement		The carrying value of these issued certificates of deposit that are designated under the IAS 39 fair value option includes this third party credit enhancement.
Deposits at amortised cost		£ 4,797.0	4,070.0
Recurring fair value measurement [member] | Commodity derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period			(950.0)
Recurring fair value measurement [member] | Derivatives [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period			£ 1,023.0
Level 3 of fair value hierarchy [member] | Home loans [member] | Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections		0.90%	1.20%
Level 3 of fair value hierarchy [member] | Corporate loans [member] | Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections		1.50%	1.50%
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		£ (457.0)	£ (391.0)
Exit price adjustments derived from market bid-offer spreads [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		66.0
Fair value adjustments		457.0
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		(47.0)	(45.0)
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		(2.0)
Fair value adjustments		47.0
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member] | Scaling factor [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		141.0	138.0
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		(125.0)	(103.0)
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		(22.0)
Fair value adjustments		125.0
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member] | Recovery assumptions in CDS levels [member]
Disclosure of detailed information about financial instruments [line items]
Potential increase (decrease) in fair value adjustments of derivatives		50.0	50.0
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		237.0	131.0
Derivative debit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		(106.0)
Fair value adjustments		237.0
Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)		961.0	763.0
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)		£ 1,216.0	984.0
Goverment bonds [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period			£ 3,807.0
Education, Social Housing, and Local Authority Porfolio [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate loan notional amount concentrated towards bottom of range		99.00%
Education, Social Housing, and Local Authority Porfolio [member] | Min [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities		0.30%	0.30%
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities		5.31%	5.96%
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Majority of loan spreads [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities		2.00%	2.00%
Financial instruments at fair value, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		£ 141.0	£ 109.0
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		65.0	34.0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		33.0	104.0
Financial instruments at amortised cost, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		262.0	253.0
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		29.0	119.0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		£ 20.0	£ 22.0

[1]	Assets which represent the Barclays Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost .
[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .